Related Party Transactions (Details) - December Thirtee First Two Zero Two Six [Member]	6 Months Ended
Jun. 30, 2025
Related Party Transaction [Line Items]
Interest rate
Related Party [Member]
Related Party Transaction [Line Items]
Interest rate